Fair Value of Stock Option Award (Detail)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2008	Dec. 31, 2007
Significant assumptions (weighted-average)
Risk-free interest rate at grant date	0.94%	1.11%	0.94%	1.81%
Expected stock price volatility	121.00%	127.00%	121.90%	81.00%	70.57%	63.00%
Expected dividend payout	0.00%	0.00%	0.00%	0.00%	0.00%
Expected option life-years based on management's estimate	5 years 8 months 12 days	6 years 2 months 12 days	5 years 8 months 9 days	6 years 1 month 17 days